DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 12    DERIVATIVE LIABILITIES

The derivative liability for our instruments classified as derivative liabilities are recorded at fair value at inception and subsequently re-measured to fair value as long as such instruments are classified as derivative liabilities. Changes in the fair value of the derivative liability was included as a component of Other income (expense) and has no effect on the Company’s cash flows. The valuation methodologies used vary by instrument and include a modified Black-Scholes option valuation model utilizing the fair value of underlying common stock and a binomial model with Monte Carlo simulation. The Company has determined the fair value measurements to be a level 3 measurement (see NOTE 2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES).

Class A Warrants, Class B Warrants, Series A Warrants, Series B Warrants and Certain Common Warrants

Our Class A Warrants, Class B Warrants, Series A Warrants and certain common warrants, have an exercise price adjustment provision that in the event the Company sells shares of any additional stock, subject to certain exceptions, at a price per share less than the original exercise price of the respective warrant, the exercise price shall be adjusted to a price equal to the price paid per share for such additional stock. Our Series B Warrants have an exercise price adjustment provision that in the event the Company sells shares of any additional stock, subject to certain exceptions, at a price per share less than the then current market price, the exercise price shall be adjusted to a price equal to the price paid per share for such additional stock. Such exercise price adjustments prohibit the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, these warrants are accounted for as derivative liabilities and are recorded at fair value at each reporting date with the change in fair value being recorded in earnings for the period. In March 2015, as a result of the February 2015 Unit Offering, the price adjustment provision was triggered for our Class A Warrants, Series A Warrants and certain common warrants. In December 2015, as a result of the senior secured convertible note financing, the price adjustment provision was again triggered and the exercise price for our Class A, Class B and certain common warrants was adjusted to $0.03 or the equivalent of $1.85 per share.

The fair value of these warrants was calculated using a modified Black-Scholes option valuation model utilizing the fair value of underlying common stock. Black-Scholes has inherent limitations for use in the case of a warrant with a price protection provision, since the model is designed to be used when the inputs to the model are static throughout the life of a security. Due to the significant variance between the fair market value of the stock and the exercise price, the Black-Scholes option-pricing model resulted in a fair value that equals the current market value of the stock. As such, the fair value of the Class A, Class B and certain other common warrants was estimated to be $0.94 per share, which was the closing price of the common stock on December 31, 2015. The total fair value of these warrants at December 31, 2015 was $61,941.

Series C Warrants and Unit Purchase Option

Our Series C Warrants contain a cashless exercise provision using a predetermined Black Scholes Value. Such provision, if exercised by the holder, would require the Company to settle these warrants, at its option, either by cash payment or the granting of a variable number of common shares. This provision results in the potential for the Company to either have to net cash settle the warrant or potentially issue an indeterminate number of common shares which prohibits the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, the warrants and the unit purchase option are accounted for as derivative liabilities and are recorded at fair value at each reporting date with the change in fair value being recorded in earnings for the period.

The Series C Warrants have predetermined inputs to Black Scholes formula for the determination of the fair value of the warrant which the Company used for the calculation of the fair value of the Series C Warrants at December 31, 2015. The inputs to the Black-Scholes formula are a stock price volatility of 135.00%, the warrant life of 5 years, a risk free rate of 1.61%, the fair value of $153.00 of the equity stock underlying the option and the exercise price of $2.55. The total fair value of these warrants at December 31, 2015 was $12,404,503.

Convertible Notes Conversion Feature

The convertible notes issued on December 30, 2015 contain provisions that protect holders from future issuances of the Company’s common stock at prices below such convertible notes’ respective conversion price. These provisions could result in modification of the conversion price due to a future equity offering and as such the conversion feature cannot be considered indexed to the Company’s own stock. The note also provides that the Company will repay the principal amount at an initial conversion rate subject to certain adjustment with a floor price. These features represent an embedded derivative that requires bifurcation and was recorded at fair value at issuance and again at year end with the change in fair value being recorded in earnings for the period. The Company determined the fair value of the conversion feature using a binomial model with Monte Carlo simulation to reflect different scenarios where reset may be triggered using the following assumptions:

Trading price of common stock on measurement date	$0.94 - $1.10
Conversion price (1)	$0.87 - $1.03
Risk free interest rate (2)	0.86%
Conversion notes lives in years	1.33
Expected volatility (3)	215%
Expected dividend yield (4)	—
Expected probability of shareholder approval (5)	85%

(1)	The conversion price of the convertible notes was calculated based the formula in the Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the 1.5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
(5)	Management has estimated a probability of 85% that shareholder approval will be obtained for the removal of the 19.9% conversion cap. This is based on past shareholder voting history and discussions with current shareholders and consultants.

Series D Warrants and Subordination Warrants

In connection with the issuance of convertible notes on December 30, 2015, the Company issued Series D Warrants to acquire 3,503,116 shares of common stock. In addition, the Company issued 105,510 shares of Subordination Warrants. The Company has determined that the provisions contained in the Series D Warrants and the Subordination Warrants could result in modification of the warrants exercise price resulting in a variable number of additional common shares that could be issued. These warrants also contain a provision for a one-time adjustment to the number of warrants issued. On December 31, 2016 the warrant share number for the Series D Warrants and the Subordination Warrants shall be increased by the difference, if positive, between the number of Series D Warrants and Subordination Warrants issued on the issuance date and 16.6%, in the case of the Series D Warrants, and 0.5%, in the case of the Subordination Warrants, of the number of shares of common stock actually outstanding or deemed to be outstanding on December 30, 2016. The issuance of shares of common stock upon conversion of the Notes is subject to an initial cap of 19.9% of the Company’s issued and outstanding shares of common stock on December 31, 2015 unless and until the Company’s shareholders approve removal of the cap (see NOTE 8 CONVERTIBLE NOTES PAYABLE).

These provisions represent a derivative liability that requires recording at fair value at issuance and again at year end with the change in fair value being recorded in earnings for the period. The Company used a binomial model with Monte Carlo simulation to reflect different scenarios where reset may be triggered and to project the range of the additional shares to be issued on December 31, 2016 due to the 16.6% and 0.5% requirement.

The fair values of the Series D Warrants and Subordination Warrants were determined using a binomial valuation model which included additional warrants to be issued on December 31, 2016 and the following assumptions:

Trading price of common stock on measurement date	$0.94 - $1.10
Conversion price (1)	$1.85
Risk free interest rate (2)	1.80%
Warrant lives in years	5.50
Expected volatility (3)	215%
Expected dividend yield (4)	—

(1)	The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The following summarizes the total change in the value of the derivative liabilities during the years ended December 31, 2015 and 2014:

As of December 31, 2014:
Balance at January 1, 2014	$—
Issuance of warrants and option	2,487,726
Exercise of warrants	(885,259)
Change in fair value of warrant and option liability	8,396,169

Balance at December 31, 2014	$9,998,636

As of December 31, 2015:
Balance at January 1, 2015	$9,998,636
Issuance of warrants, unit purchase option and convertible note	56,026,979
Exercise and expiration of warrants and unit purchase option	(42,558,951)
Change in fair value of warrant, option and conversion feature liability	19,714,808

Balance at December 31, 2015	$43,181,472